Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure segment information [text block]

in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
For the year ended December 31, 2021
Revenues	42,902	73,368	89,180	205,450	—	205,450
Segment Adjusted EBITDA	15,705	20,669	6,275	42,649	(10,159)	32,490
Segment Adjusted EBITDA %	36.6%	28.2%	7.0%	20.8%	—	15.8%
For the year ended December 31, 2020
Revenues	39,054	61,729	69,635	170,418	31	170,449
Segment Adjusted EBITDA	13,383	13,915	2,548	29,846	(9,468)	20,378
Segment Adjusted EBITDA %	34.3%	22.5%	3.7%	17.5%	—	12.0%
For the year ended December 31, 2019
Revenues	41,654	60,808	94,156	196,618	61	196,679
Segment Adjusted EBITDA	13,812	10,774	12,154	36,740	(10,084)	26,656
Segment Adjusted EBITDA %	33.2%	17.7%	12.9%	18.7%	—	13.6%

Disclosure of segment EBITDA [text block]

	For the year ended December 31,
in 000€	2021	2020*	2019
Segment Adjusted EBITDA	42,649	29,847	36,740
Depreciation, amortization and impairment	(20,516)	(19,775)	(19,278)
Corporate research and development	(2,948)	(2,824)	(1,859)
Corporate headquarter costs	(10,317)	(11,719)	(11,077)
Other operating income (expense)	3,527	3,668	2,410
Fair value adjustment 50% Materialise Motion	—	770	—
Impairments	(177)	(4,606)	—
Operating (loss)/ profit	12,217	(4,639)	6,936
Financial expenses	(4,101)	(5,995)	(3,682)
Financial income	5,620	2,452	1,377
Income taxes	(591)	1,028	(2,595)
Share in loss of joint venture	—	(39)	(392)
Net profit (loss) for the year	13,145	(7,193)	1,644

*	The year 2020 has been retrospectively adjusted to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.

Disclosure of revenue by geographical areas [text block]

	As of December 31,
in 000€	2021	2020	2019
United States of America	69,140	47,266	56,235
Americas other than USA	6,297	5,297	3,395
Belgium	6,947	7,048	7,917
Germany	20,442	17,087	31,185
France	12,964	11,586	20,110
Switzerland	13,643	12,587	14,907
United Kingdom	8,836	7,725	13,804
Italy	6,520	5,876	6,707
Netherlands	7,310	6,943	5,825
Other Europe	33,816	31,518	17,329
Asia Pacific	19,535	17,516	19,265
Total	205,450	170,449	196,679

Disclosure of non-current assets by geographical areas [text block]

	As of December 31,
in 000€	2021	2020	2019
United States of America (USA)	4,237	3,441	4,194
Americas other than USA	3,276	3,454	8,374
Belgium	67,865	62,810	49,426
Germany	55,712	58,305	57,918
Poland	12,756	13,437	15,506
Rest of Europe	10,019	9,087	10,410
Asia-Pacific	1,739	2,052	2,658
Total	155,604	152,586	148,486